Exceptional items and remeasurements (Tables)	6 Months Ended
Sep. 30, 2024
Exceptional Items And Remeasurements [Abstract]
Schedule of exceptional items and remeasurements from continuing operations

Six months ended 30 September 2024	Exceptional items £m	Remeasurements £m	Total £m
Included within operating profit from continuing operations
Provision for UK electricity balancing costs	151	—	151
Major transformation programme	(42)	—	(42)
Changes in environmental provisions	(1)	—	(1)
Net losses on commodity contract derivatives	—	(9)	(9)
	108	(9)	99

Six months ended 30 September 2023	Exceptional items £m	Remeasurements £m	Total £m
Included within operating profit from continuing operations
Cost efficiency programme	(39)	—	(39)
Transaction, separation and integration costs[1]	(11)	—	(11)
IFA1 fire insurance proceeds	92	—	92
Net gains on commodity contract derivatives	—	41	41
	42	41	83
1.Transaction, separation and integration costs represent the aggregate of distinct activities undertaken by the Group.
Details of remeasurements, tax exceptional items and the tax effect of exceptional items and remeasurements are also provided in this note.

Six months ended 30 September 2024	Exceptional items £m	Remeasurements £m	Total £m
Included within operating profit from continuing operations	108	(9)	99
Included within net finance costs (note 5)
Net losses on derivative financial instruments	—	(15)	(15)
Net gains on financial assets at fair value through profit and loss	—	3	3
	—	(12)	(12)
Included within share of post-tax results of joint ventures and associates
Net losses on financial instruments	—	(3)	(3)
	—	(3)	(3)

Total included within profit before tax from continuing operations	108	(24)	84
Tax on exceptional items and remeasurements	11	6	17
Total exceptional items and remeasurements after tax from continuing operations	119	(18)	101

Six months ended 30 September 2023	Exceptional items £m	Remeasurements £m	Total £m
Included within operating profit from continuing operations	42	41	83
Included within net finance costs (note 5)
Net gains on derivative financial instruments	—	34	34
Net losses on financial assets at fair value through profit and loss	—	(8)	(8)
	—	26	26
Included within share of post-tax results of joint ventures and associates
Net gains on financial instruments	—	12	12
	—	12	12

Total included within profit before tax from continuing operations	42	79	121
Tax on exceptional items and remeasurements	1	(21)	(20)
Total exceptional items and remeasurements after tax from continuing operations	43	58	101